Net fee and commission income	12 Months Ended
Dec. 31, 2023
Disclosure of fee and commission income (expense) [Abstract]
Net fee and commission income
Note 6: Net fee and commission income

Year ended 31 December 2023	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m
Fee and commission income:
Current accounts	406	218	–	–	624
Credit and debit card fees	800	464	–	–	1,264
Commercial banking and treasury fees	–	334	–	–	334
Unit trust and insurance broking	–	–	69	–	69
Factoring	–	75	–	–	75
Other fees and commissions	85	186	264	25	560
Total fee and commission income	1,291	1,277	333	25	2,926
Fee and commission expense	(673)	(322)	(84)	(16)	(1,095)
Net fee and commission income	618	955	249	9	1,831

Year ended 31 December 2022	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments[1] £m	Other £m	Total[1] £m
Fee and commission income:
Current accounts	421	225	–	–	646
Credit and debit card fees	735	460	–	–	1,195
Commercial banking and treasury fees	–	310	–	1	311
Unit trust and insurance broking	–	–	78	–	78
Factoring	–	79	–	–	79
Other fees and commissions	64	169	233	15	481
Total fee and commission income	1,220	1,243	311	16	2,790
Fee and commission expense	(665)	(315)	(72)	(18)	(1,070)
Net fee and commission income	555	928	239	(2)	1,720
1    Restated for the adoption of IFRS 17; see notes 1 and 54.
Note 6: Net fee and commission income continued

Year ended 31 December 2021	Retail £m	Commercial Banking £m	Insurance, Pensions and Investments £m	Other £m	Total £m
Fee and commission income:
Current accounts	425	213	–	–	638
Credit and debit card fees	533	350	–	–	883
Commercial banking and treasury fees	–	376	–	37	413
Unit trust and insurance broking	–	–	113	–	113
Factoring	–	76	–	–	76
Other fees and commissions	65	183	213	24	485
Total fee and commission income	1,023	1,198	326	61	2,608
Fee and commission expense	(571)	(271)	(313)	(30)	(1,185)
Net fee and commission income	452	927	13	31	1,423
Fees and commissions which are an integral part of the effective interest rate form part of net interest income shown in note 5. Fees and commissions relating to instruments that are held at fair value through profit or loss are included within net trading income shown in note 7.
In determining the disaggregation of fees and commissions the Group has considered how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors, including those that are impacted by climate-related factors. It has determined that the above disaggregation by product type provides useful information that does not aggregate items that have substantially different characteristics and is not too detailed.
At 31 December 2023, the Group held on its balance sheet £163 million (31 December 2022: £173 million) in respect of services provided to customers and £69 million (31 December 2022: £74 million) in respect of amounts received from customers for services to be provided after the balance sheet date. Current unsatisfied performance obligations amount to £172 million (31 December 2022: £149 million); the Group expects to receive substantially all of this revenue by 2025.
Income recognised during the year included £32 million (2022: £8 million) in respect of amounts included in the contract liability balance at the start of the year and £2 million (2022: £1 million) in respect of amounts from performance obligations satisfied in previous years.
The most significant performance obligations undertaken by the Group are in respect of current accounts, the provision of other banking services for commercial customers and credit and debit card services.
In respect of current accounts, the Group receives fees for the provision of bank account and transaction services such as ATM services, fund transfers, overdraft facilities and other value-added offerings.
For commercial customers, alongside its provision of current accounts, the Group provides other corporate banking services including factoring and commitments to provide loan financing. Loan commitment fees are included in fees and commissions where the loan is not expected to be drawn down by the customer.
The Group receives interchange and merchant fees, together with fees for overseas use and cash advances, for provision of card services to cardholders and merchants.